Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2060 Fund

December 31, 2020

Z60-QTLY-0221
1.9884253.103

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	968	$16,228
Fidelity Series Commodity Strategy Fund (a)	825	3,786
Fidelity Series Large Cap Growth Index Fund (a)	665	10,401
Fidelity Series Large Cap Stock Fund (a)	699	11,494
Fidelity Series Large Cap Value Index Fund (a)	1,671	22,072
Fidelity Series Small Cap Opportunities Fund (a)	340	5,452
Fidelity Series Value Discovery Fund (a)	569	8,152
TOTAL DOMESTIC EQUITY FUNDS
(Cost $68,389)		77,585

International Equity Funds - 40.9%
Fidelity Series Canada Fund (a)	296	3,422
Fidelity Series Emerging Markets Fund (a)	214	2,426
Fidelity Series Emerging Markets Opportunities Fund (a)	867	21,637
Fidelity Series International Growth Fund (a)	507	9,007
Fidelity Series International Index Fund (a)	331	3,732
Fidelity Series International Small Cap Fund (a)	162	3,323
Fidelity Series International Value Fund (a)	887	8,952
Fidelity Series Overseas Fund (a)	735	9,117
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $51,641)		61,616

Bond Funds - 6.3%
Fidelity Series Corporate Bond Fund (a)	1	17
Fidelity Series Emerging Markets Debt Fund (a)	95	902
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	27	297
Fidelity Series Floating Rate High Income Fund (a)	20	183
Fidelity Series Government Bond Index Fund (a)	2	20
Fidelity Series High Income Fund (a)	106	1,003
Fidelity Series Inflation-Protected Bond Index Fund (a)	281	3,011
Fidelity Series International Credit Fund (a)	4	42
Fidelity Series Investment Grade Bond Fund (a)	2	23
Fidelity Series Investment Grade Securitized Fund (a)	1	15
Fidelity Series Long-Term Treasury Bond Index Fund (a)	378	3,469
Fidelity Series Real Estate Income Fund (a)	55	574
TOTAL BOND FUNDS
(Cost $9,462)		9,556

Short-Term Funds - 1.2%
Fidelity Series Government Money Market Fund 0.13% (a)(b)	207	207
Fidelity Series Short-Term Credit Fund (a)	21	216
Fidelity Series Treasury Bill Index Fund (a)	132	1,321
TOTAL SHORT-TERM FUNDS
(Cost $1,738)		1,744
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $131,230)		150,501
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$150,501

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$9,838	$6,261	$3,323	$4,993	$531	$2,921	$16,228
Fidelity Series Canada Fund	2,457	345	339	72	(25)	984	3,422
Fidelity Series Commodity Strategy Fund	3,433	474	854	16	(162)	895	3,786
Fidelity Series Corporate Bond Fund	--	17	--	--	--	--	17
Fidelity Series Emerging Markets Debt Fund	705	84	16	31	(3)	132	902
Fidelity Series Emerging Markets Debt Local Currency Fund	--	279	--	2	--	18	297
Fidelity Series Emerging Markets Fund	1,221	421	80	33	(3)	867	2,426
Fidelity Series Emerging Markets Opportunities Fund	11,231	3,542	868	632	33	7,699	21,637
Fidelity Series Floating Rate High Income Fund	157	5	--	6	--	21	183
Fidelity Series Government Bond Index Fund	--	20	--	--	--	--	20
Fidelity Series Government Money Market Fund 0.13%	956	711	1,460	1	--	--	207
Fidelity Series High Income Fund	777	109	--	38	--	117	1,003
Fidelity Series Inflation-Protected Bond Index Fund	2,308	909	354	38	--	148	3,011
Fidelity Series International Credit Fund	37	2	--	3	--	3	42
Fidelity Series International Growth Fund	6,825	2,066	1,415	1,267	55	1,476	9,007
Fidelity Series International Index Fund	2,704	224	213	71	(5)	1,022	3,732
Fidelity Series International Small Cap Fund	2,017	242	45	27	--	1,109	3,323
Fidelity Series International Value Fund	6,511	980	1,269	249	(94)	2,824	8,952
Fidelity Series Investment Grade Bond Fund	--	23	--	--	--	--	23
Fidelity Series Investment Grade Securitized Fund	--	15	--	--	--	--	15
Fidelity Series Large Cap Growth Index Fund	7,402	674	1,637	311	258	3,704	10,401
Fidelity Series Large Cap Stock Fund	7,689	1,645	844	590	25	2,979	11,494
Fidelity Series Large Cap Value Index Fund	14,214	3,134	849	432	(19)	5,592	22,072
Fidelity Series Long-Term Treasury Bond Index Fund	2,584	1,850	515	344	40	(490)	3,469
Fidelity Series Overseas Fund	6,598	986	1,227	101	(49)	2,809	9,117
Fidelity Series Real Estate Income Fund	433	33	--	33	--	108	574
Fidelity Series Short-Term Credit Fund	205	4	--	4	--	7	216
Fidelity Series Small Cap Opportunities Fund	3,610	751	993	114	(68)	2,152	5,452
Fidelity Series Treasury Bill Index Fund	2,710	10	1,389	11	(4)	(6)	1,321
Fidelity Series Value Discovery Fund	4,500	1,533	73	165	2	2,190	8,152
Total	$101,122	$27,349	$17,763	$9,584	$512	$39,281	$150,501

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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